CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated interim statement of operations (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, administrative and general	$ 6,448,238		$ 1,990,805		$ 10,423,430	$ 3,614,879
Research and development expenses	1,918		186,513		85,181	441,992		$ 1,027,203	$ 0
Business development expenses	102,089		582,125		246,104	762,125		1,841,982	360,000
Consulting fees								4,263,195	998,364
Net loss	$ 11,458,207		$ 1,934,427		$ 15,727,338	$ 4,587,534		$ 16,543,616	$ 7,908,777
Loss per share	$ 0.24		$ 0.09		$ 0.35	$ 0.23		$ 0.76	$ 0.46
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development expenses				$ 255,479
As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development expenses			$ 255,479	255,479
Business development expenses		$ 472,500	376,125			$ 376,125	$ 848,625
Consulting fees		100,000					100,000
Net loss		$ 2,422,410	$ 1,934,427	$ 2,653,107		$ 4,587,534	$ 7,009,944
Loss per share		$ 0.12	$ 0.09	$ 0.13		$ 0.23	$ 0.34
Correction of immaterial errors [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, administrative and general			$ 1,614,680			$ 3,238,754
Research and development expenses			441,992	$ 0
Business development expenses		$ 194,736	206,000			386,000	$ 580,736
Consulting fees		423,490					1,189,450
Total operating expenses		1,980,953	2,056,672	1,624,074		3,680,746	5,661,699
Net loss		$ 2,049,910	$ 1,813,781	$ 2,397,628		$ 4,211,409	$ 6,261,319
Loss per share		$ 0.09	$ 0.09	$ 0.12		$ 0.21	$ 0.3
Correction of immaterial errors [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, administrative and general			$ 376,125			$ 376,125
Research and development expenses			(255,479)	$ 255,479
Business development expenses		$ 472,500	376,125			376,125	$ 848,625
Consulting fees		(100,000)					(100,000)
Total operating expenses		372,500	120,646	255,479		376,125	748,625
Net loss		$ 372,500	$ 120,646	$ 255,479		$ 376,125	$ 748,625
Loss per share		$ 0.03	$ 0	$ 0.01		$ 0.02	$ 0.04
Correction of immaterial errors [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, administrative and general			$ 1,990,805			$ 3,614,879
Research and development expenses			186,513	$ 255,479
Business development expenses		$ 667,236	582,125			762,125	$ 1,429,361
Consulting fees		323,490					1,089,450
Total operating expenses		2,353,453	2,177,318	1,879,553		4,056,871	6,410,324
Net loss		$ 2,422,410	$ 1,934,427	$ 2,653,107		$ 4,587,534	$ 7,009,944
Loss per share		$ 0.12	$ 0.09	$ 0.13		$ 0.23	$ 0.34